Financial Instruments and Risk Management - Schedule of Maturity of Group’s Financial Liabilities of End of Reporting Period (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Maturity of Group’s Financial Liabilities of End of Reporting Period [Line Items]
Trade and other payables	$ 37,881	$ 31,451
Borrowings	3,177	1,142
Bank overdraft		1,013
Total	53,569	45,985
Total [Member]
Schedule of Maturity of Group’s Financial Liabilities of End of Reporting Period [Line Items]
Trade and other payables	21,080	11,894
Borrowings	5,952	3,014
Amounts due to related parties	2,277	3,389
Bank overdraft		1,013
Excise tax payable	3,575
Total	32,884	19,310
Liquidity Risk [Member] | Less than 12 months [Member]
Schedule of Maturity of Group’s Financial Liabilities of End of Reporting Period [Line Items]
Trade and other payables	21,080	11,894
Borrowings	3,782	1,441
Amounts due to related parties	2,277	3,389
Bank overdraft		1,013
Excise tax payable	3,575
Total	30,714	17,737
Liquidity Risk [Member] | 12-24 Months [Member]
Schedule of Maturity of Group’s Financial Liabilities of End of Reporting Period [Line Items]
Trade and other payables
Borrowings	2,066	899
Amounts due to related parties
Bank overdraft
Excise tax payable
Total	2,066	899
Liquidity Risk [Member] | Greater than 24 Months [Member]
Schedule of Maturity of Group’s Financial Liabilities of End of Reporting Period [Line Items]
Trade and other payables
Borrowings	104	674
Amounts due to related parties
Bank overdraft
Excise tax payable
Total	$ 104	$ 674